Accounts And Other Payables And Contract Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure Of Accounts and other payables and contract liabilities [Abstract]
Accounts And Other Payables And Contract Liabilities
31	Accounts and other payables and contract liabilities
The Group

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unpaid redemption consideration for convertible promissory notes (Note 34(a))	—	3,745,929
Contract liabilities from retail credit and enablement service	1,107,263	3,067,715
Employee benefit payable	4,041,847	2,715,543
Tax payable	831,329	846,402
Payable to cooperation banks (a)	702,844	471,339
Payable to investees	431,148	430,616
Payable to external suppliers (c)	401,209	193,283
Trust management fee payable (c)	415,817	57,976
Cash compensation of Class C ordinary shares restructuring	46,749	21,205
Other deposits payable	108,291	221,671
Payable for purchase of trust plan	137,724	—
Others (b)	590,034	426,975

	8,814,255	12,198,654

(a)
Payable to cooperation banks is related to the restricted cash that is generated from a risk sharing business with banks. Under such business, the Group provides loan enablement services for loans originated by banks and is paid a variable fee determined based on the performance of underlying loans facilitated by the Group. On a monthly basis, the Group receives fixed service fees from the cooperation banks based on a fixed percentage of loans originated in restricted cash accounts. The service fees will be adjusted based on actual performance of the loans originated under this business upon maturity.

(b)	Others comprise miscellaneous it e ms including advances from customers and others with immaterial individual amounts.
(c)	As of December 31, 2021 and 2022, the aging of the payable to external suppliers and trust management fee payable are all within 1 year.

The Company

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unpaid redemption consideration for convertible promissory notes (Note 34(a))	—	3,745,929
Cash compensation of Class C ordinary shares restructuring	46,749	21,205
Payable to external suppliers	—	94
Employee benefit payable	—	—
Others	28,179	36,415

	74,928	3,803,643